Capital Contribution	6 Months Ended
Dec. 31, 2023
Capital Contribution [Abstract]
CAPITAL CONTRIBUTION
15.	CAPITAL CONTRIBUTION

The advance from holding company classified under equity represents amount that is not expected to be repaid in the foreseeable future and effectively represents additional investment into the Company by the holding company.